OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	2023	2024	2025
	S$	S$	S$

Advertising	33,307	23,782	54,374
Annual listing fee	64,370	87,279	94,521
Company insurance	282,797	94,367	-
Entertainment	30,977	7,941	5,750
Investor relations expenses	204,808	76,176	486,824
Legal fees	115,272	119,580	101,365
Low-value assets rental	1,703	3,215	5,267
Offering expenses	758,563	-	-
Professional fees	396,915	405,420	366,296
Property tax	6,661	8,412	9,472
Printing and stationery	11,941	18,718	28,695
IT expenses	18,255	20,122	28,035
Repair and maintenance	3,728	13,926	21,768
Reversal of grant	84,091	-	-
Service fees	13,209	8,665	27,908
Share-based payment expenses	-	-	384,952
Subscription fee	1,083	873	1,608
Transportation and travelling expenses	144,998	62,758	25,427
Tools and supplies	2,333	7,195	1,774
Utilities	23,941	17,662	16,483
Others	14,190	21,963	10,094
Total	2,213,142	998,054	1,670,613